                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                      Registration No. 333-67685


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

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                          VARIABLE ANNUITY ACCOUNT FIVE
                                SUPPLEMENT TO THE
           SEASONS VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
        SEASONS SELECT VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
      SEASONS SELECT II VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
     SEASONS TRIPLE ELITE VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005
      SEASONS ADVISOR II VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 24, 2005

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EFFECTIVE JANUARY 23, 2006, THE MANAGER TO THE EQUITY SLEEVE OF THE BALANCED
COMPONENT OF EACH OF THE MULTI-MANAGED GROWTH PORTFOLIO, MULTI-MANAGED MODERATE GROWTH PORTFOLIO, MULTI-MANAGED INCOME/EQUITY PORTFOLIO AND MULTI-MANAGED INCOME PORTFOLIO (COLLECTIVELY "MULTI-MANAGED PORTFOLIOS") HAS BEEN REPLACED AS
FOLLOWS:

        Previous:  AIG SunAmerica Asset Management Corp.
        New Manager: Lord, Abbett & Co. LLC


EFFECTIVE JANUARY 23, 2006, THE FOCUS VALUE PORTFOLIO MANAGER HAS BEEN REPLACED AS FOLLOWS:

        Previous Manager: American Century Investment Management, Inc. New Manager: Northern Trust Investments, N.A.




Date:  January 23, 2006

                Please keep this Supplement with your Prospectus



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